Commitments and Contingent Liabilities - Additional Information (Detail) ₩ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2012 Employee	Dec. 31, 2015 USD ($)	Dec. 31, 2015 KRW (₩)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Commitments And Contingent Liabilities [Line Items]
Rent expense		$ 7,753,000		$ 7,916,000	$ 7,878,000
Number of defendants in Korean subsidiary litigation | Employee	6
Criminal fine received					10,000
Assessed penalty charges		$ 1,270,000	₩ 1,500
Foreign currency exchange rate		1,178	1,178
Selling, General and Administrative Expenses [Member]
Commitments And Contingent Liabilities [Line Items]
Legal expense-net				500,000
Income in connection with litigation					(1,600,000)
Insurance reimbursement		$ 100,000		$ 1,700,000	$ 4,900,000
Minimum [Member]
Commitments And Contingent Liabilities [Line Items]
Lease expiration period		2016	2016
Maximum [Member]
Commitments And Contingent Liabilities [Line Items]
Lease expiration period		2024	2024
Maximum [Member] | Selling, General and Administrative Expenses [Member]
Commitments And Contingent Liabilities [Line Items]
Legal expense-net		$ 25,000